BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
Bank loans
Schedule of dates of the announcement for each particular note issue
MTS OJSC Notes due 2018	December 2015
MTS OJSC Notes due 2020	November 2015
MTS OJSC Notes due 2023	March 2018

Schedule of unclosed REPO transactions with due date on January 14th, 2015

	Number of Notes	Due Amount	Unrealized Premium	Total
MTS OJSC Notes due 2015	2,420,000	1,670	(5)	1,665
MTS OJSC Notes due 2018	2,928,358	1,760	—	1,760

				3,425

Fair value of notes based on market quotes at the stock exchanges where they are traded

        The fair values of notes based on the market quotes as of December 31, 2014 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Frankfurt stock exchange	95.85	33,602
MTS International Notes due 2023	Frankfurt stock exchange	75.00	20,190
MTS OJSC Notes due 2020	Moscow Exchange	96.33	14,450
MTS OJSC Notes due 2017	Moscow Exchange	90.10	9,010
MTS OJSC Notes due 2023	Moscow Exchange	100.19	10,019
MTS OJSC Notes due 2015	Moscow Exchange	96.81	7,297
MTS OJSC Notes due 2016	Moscow Exchange	85.30	1,525
MTS OJSC Notes due 2018	Moscow Exchange	95.06	129

Total notes			96,222

Schedule of the Group's total available credit facilities

As of December 31, 2014, the Group's total available unused credit facilities amounted to RUB 44,378 million and related to the following credit lines:

	Maturity	Interest rate	Available till	Available amount
Sberbank	2018 - 2021	16%	June 2015	25,000
CitiBank Europe	2024	LIBOR 6M+ 0.9%	April 2015	16,878
ING Bank Eurasia	2015	MosPrime / LIBOR / EURIBOR + 1.50%	July 2015	2,500

Total				44,378

Aggregated scheduled maturities of principal on notes and bank loans

	Notes	Bank loans and other debt
Payments due in the year ending December 31,
2015	22,701	19,435
2016	1,788	33,821
2017	10,000	39,937
2018	10,000	28,527
2019	—	31,695
Thereafter	61,988	23,104

Total	106,477	176,519

Notes
Bank loans
Schedule of borrowings

			December 31,
		Interest rate
	Currency		2014	2013
MTS International Notes due 2020 (Note 2)	USD	8.625%	35,057	24,547
MTS International Notes due 2023 (Note 2)	USD	5.00%	26,920	16,365
MTS OJSC Notes due 2020	RUB	8.15%	15,000	15,000
MTS OJSC Notes due 2014	RUB	7.60%	—	13,619
MTS OJSC Notes due 2017	RUB	8.70%	10,000	10,000
MTS OJSC Notes due 2023	RUB	8.25%	10,000	10,000
MTS OJSC Notes due 2015	RUB	7.75%	7,537	7,537
MTS OJSC Notes due 2016	RUB	8.75%	1,788	1,788
MTS OJSC Notes due 2018	RUB	12.00%	136	3,844
MTS OJSC Notes due 2015 (A series)	RUB	0.67%	12	12
MTS OJSC Notes due 2015 - 2016 (B series)	RUB	0.54%	12	12
MTS OJSC Notes due 2021 - 2022 (V series)	RUB	0.25%	12	12
Plus: unamortized premium			3	8

Total notes			106,477	102,744

Less: current portion			(22,701)	(17,462)

Total notes, long-term			83,776	85,282

Bank loans and other debt
Bank loans
Schedule of borrowings

			December 31,
		Interest rate (actual at December 31, 2014)
	Maturity		2014	2013
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2015 - 2020	LIBOR + 1.15% (1.51%)	37,901	26,132
Skandinavska Enskilda Banken AB	2015 - 2017	LIBOR + 0.23 - 1.8% (0.59 - 2.16%)	5,175	4,238
HSBC Bank plc and ING BHF Bank AG	2015	LIBOR + 0.3% (0.66%)	—	394
Other	2015	15%	164	258

			43,240	31,022
EUR-denominated:
Bank of China	2015	EURIBOR + 1.95% (2.12%)	—	2,435
Credit Agricole Corporate Bank and BNP Paribas	2015 - 2018	EURIBOR + 1.65% (1.82%)	1,893	1,557
LBBW	2015 - 2017	EURIBOR +1.52% (1.69%)	956	839

			2,849	4,831
RUB-denominated:
Sberbank	2015 - 2021	8.45 - 12.05%	125,000	80,000
Notes in REPO	2015	19.36%	3,425	—
SMM	2015	0 - 15%	556	—
Other	2015 - 2023	Various	456	395

			129,437	80,395
AMD-denominated:
ASHIB	2015	13%	176	108

			176	108
UZS-denominated:				—
Aloqabank	2019 - 2022	12%	759	—
Uzbektelecom	2015	10%	58	—

			817

Total bank loans and other debt			176,519	116,356

Less: current portion			(19,435)	(7,564)

Total bank loans and other debt, long-term			157,084	108,792